Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements of the Company included the following entities:
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop Culture (HK) Holding Limited (“Pop HK”)	January 20, 2020	Hong Kong	100%	Investment holding
Heliheng Culture Co., Ltd. (“WFOE” or “Heliheng”)	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
CPHF Holding Limited	December 21, 2023	Hong Kong	100%	Investment holding
Fujian Hualiu Culture & Sports Industry Development Co., Ltd. (formerly known as “Fujian Pupu Shuzhi Sports Industry Development Co., Ltd.”)	July 21, 2022	PRC	100%	Holding sports performance activities
VIE
Xiamen Pop Culture Co., Ltd. (“Pop Culture”)	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Shanghai Pupu Sibo Sports Technology Development Co., Ltd. (“Pupu Sibo”)	March 30, 2017	PRC	60% owned by VIE	Event planning and execution
Jiangxi Hualiu Culture Technology Co., Ltd. (former name “Xiamen Pop Network Technology Co., Ltd.”) (Jiangxi Hualiu)	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi Culture Communication Co., Ltd. (“Guangzhou Shuzhi”)	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop Digital Industrial Development Co., Ltd. (“Shenzhen Pop”)	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Xiamen Pupu Digital Technology Co., Ltd. (“Pupu Digital”)	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital Entertainment (Beijing) International Culture Media Co., Ltd. (“Hualiu Digital”)	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd. (“Zhongpu Shuyuan”)	March 30, 2022	PRC	54% owned by the VIE*	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd. (“Xiamen Qiqin”)	October 18, 2021	PRC	54% owned by the VIE	IPC License
Xiamen Pop Shuzhi Culture Communication Co., Ltd. (“Pop Shuzhi”)	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
VIE’s subsidiaries disposed of or deregistration
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	Deregistration on October 7, 2023	PRC	Formerly 51% owned by the VIE
Shenzhen JamBox Technology Co., Ltd. (“Shenzhen JamBox”)	Disposed of on January 22, 2024	PRC	From 56% owned VIE subsidiary to 20% investment
Xiamen Pupu Investment Co., Ltd. (“Xiamen Pupu Investment”)	Disposed of on March 6, 2024	PRC	Formerly 100% owned by the VIE
*	Zhongpu Shuyuan is 51% owned by Jiangxi Hualiu and 10% owned by Junpu Jiyuan. Junpu Jiyuan is 30% owned by Jiangxi Hualiu.

Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries	The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions:
	As of June 30,
	2024	2023

Total assets	$35,586,017	$16,775,802
Total liabilities	$26,519,259	$12,336,610
	For the fiscal years ended June 30,
	2024	2023	2022

Total revenue	$47,171,853	$18,286,074	$24,761,112
Net (loss) income	$(7,234,353)	$(14,053,844)	$1,882,512

Net cash (used in) provided by operating activities	$(4,106,484)	$(2,672,557)	$4,365,662
Net cash used in investing activities	$(132,899)	$(680,272)	$(589,351)
Net cash provided by (used in) financing activities	$3,731,488	$683,277	$(1,679,374)